Estimated Useful Lives of Assets (Detail)	12 Months Ended
Dec. 31, 2013
Land
Property, Plant and Equipment [Line Items]
Property plant and equipment estimated useful life	Indefinite
Buildings and leasehold improvements
Property, Plant and Equipment [Line Items]
Property plant and equipment estimated useful life	Shorter of lease term or 15 to 50 years
Buildings and leasehold improvements | Minimum
Property, Plant and Equipment [Line Items]
Property plant and equipment estimated useful life	15 years
Buildings and leasehold improvements | Maximum
Property, Plant and Equipment [Line Items]
Property plant and equipment estimated useful life	50 years
Plant and machinery | Minimum
Property, Plant and Equipment [Line Items]
Property plant and equipment estimated useful life	3 years
Plant and machinery | Maximum
Property, Plant and Equipment [Line Items]
Property plant and equipment estimated useful life	10 years
Electronic equipment, furniture and fixtures | Minimum
Property, Plant and Equipment [Line Items]
Property plant and equipment estimated useful life	3 years
Electronic equipment, furniture and fixtures | Maximum
Property, Plant and Equipment [Line Items]
Property plant and equipment estimated useful life	8 years
Motor vehicles
Property, Plant and Equipment [Line Items]
Property plant and equipment estimated useful life	5 years